Exhibit 99.1

Santander Drive Auto Receivables Trust 2021-1

Class A-1 0.15838% Asset Backed Notes

Class A-2 0.29% Asset Backed Notes

Class A-3 0.32% Asset Backed Notes

Class B 0.50% Asset Backed Notes

Class C 0.75% Asset Backed Notes

Class D 1.13% Asset Backed Notes

Class E 2.51% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2021-1, as Issuer, Santander Consumer USA Inc. as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wells Fargo Bank, National Association, as Indenture Trustee, dated as of February 17, 2021. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	01/01/2025
Collection Period Ending:	01/31/2025
Previous Payment/Close Date:	01/15/2025
Payment Date	02/18/2025
Days of Interest for Period:	34
Days in Collection Period:	31
Months Seasoned:	48

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	99,801	01/31/2021	02/17/2021	2,215,048,851.83

Total	99,801			2,215,048,851.83

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance										{1}	246,247,198.35

{2} Payments Received									{2}	12,172,938.93
{3} Repurchased Receivables									{3}	15,519.18
{4} Defaulted Receivables									{4}	2,039,255.30
{5} Cram Down Losses and Other Principal Adjustments									{5}	(82,146.40)
{6} Other Receivables adjustments									{6}	—

{7} Total Principal distributable amount										{7}	14,145,567.01

{8} End of period aggregate Principal Balance										{8}	232,101,631.34

{9} Pool Factor										{9}	0.104784

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{10} Original Note Balance			{10}	224,000,000.00	600,000,000.00	279,090,000.00	199,360,000.00	320,080,000.00	274,660,000.00	162,810,000.00	2,060,000,000.00

{11} Beginning of period Note Balance			{11}	—	—	—	—	—	24,355,509.74	162,810,000.00	187,165,509.74
{12} First Allocation of Principal			{12}	—	—	—	—	—	—	—	—
{13} Second Allocation of Principal			{13}	—	—	—	—	—	—	—	—
{14} Third Allocation of Principal			{14}	—	—	—	—	—	—	—	—
{15} Fourth Allocation of Principal			{15}	—	—	—	—	—	—	—	—
{16} Fifth Allocation of Principal			{16}	—	—	—	—	—	—	—	—
{17} Regular Allocation of Principal			{17}	—	—	—	—	—	12,660,282.47	—	12,660,282.47
{18} Optional Purchase payment			{18}	—	—	—	—	—	—	—	—
{19} End of period Note Balance			{19}	—	—	—	—	—	11,695,227.27	162,810,000.00	174,505,227.27
{20} Note Pool Factors			{20}	—	—	—	—	—	0.042581	1.000000	0.084711
{21} Principal payment per $1,000			{21}	—	—	—	—	—	46.09	—	6.15

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received									{22}	12,172,938.93
{23} Net Liquidation Proceeds									{23}	1,281,593.28
{24} Principal on Repurchased Receivables									{24}	15,519.18
{25} Interest on Repurchased Receivables									{25}	—
{26} Interest collected on Receivables									{26}	2,972,581.72
{27} Other amounts received									{27}	35,703.51
{28} Optional Purchase Price									{28}	—
{29} Reserve Account Excess Amount									{29}	—
{30} Reserve Account Draw Amount									{30}	—

{31} Total Available Funds										{31}	16,478,336.62

Distributions
{32} Indenture Trustee Fee									{32}	—
{33} Owner Trustee Fee									{33}	—
{34} Asset Representations Reviewer Fee									{34}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	615,618.00	—	—	615,618.00					{35}	615,618.00

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{36}	Class A-1	—	0.15838%	34	ACT/360	—			{36}	—
{37}	Class A-2	—	0.29%	30	30 / 360	—			{37}	—
{38}	Class A-3	—	0.32%	30	30 / 360	—			{38}	—

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{39}	Class A-1	—	—	—					{39}	—
{40}	Class A-2	—	—	—					{40}	—
{41}	Class A-3	—	—	—					{41}	—

{42} First Allocation of Principal									{42}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{43}	Class B	—	0.50%	30	30 / 360	—			{43}	—

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{44}	Class B	—	—	—					{44}	—

{45} Second Allocation of Principal									{45}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{46}	Class C	—	0.75%	30	30 / 360	—			{46}	—

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{47}	Class C	—	—	—					{47}	—

{48} Third Allocation of Principal									{48}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{49}	Class D	24,355,509.74	1.13%	30	30 / 360	22,934.77			{49}	22,934.77

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{50}	Class D	—	—	—					{50}	—

{51} Fourth Allocation of Principal									{51}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{52}	Class E	162,810,000.00	2.51%	30	30 / 360	340,544.25			{52}	340,544.25

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{53}	Class E	—	—	—					{53}	—

{54} Fifth Allocation of Principal									{54}	—

{55} Reserve Account deposit									{55}	—
{56} Regular Allocation of Principal									{56}	12,660,282.47
{57} Optional Purchase Amount									{57}	—
{58} Distribution to Residual Interestholder									{58}	2,838,957.13

{59} Total Distribution Amount										{59}	16,478,336.62

IV. RECONCILIATION OF RESERVE ACCOUNT

{60} Beginning of period Reserve Account balance							{60}	33,225,732.78
{61} Deposit to Reserve Account							{61}	—
{62} Release from Reserve Account							{62}	—

{63} End of period Reserve Account balance										{63}	33,225,732.78

{64} Specified Reserve Account Balance (1.50% of the Pool Balance as of the Cut-Off Date)										{64}	33,225,732.78
{65} Change in Reserve Account balance from prior period										{65}	—

V. OVERCOLLATERALIZATION

{66} Targeted Overcollateralization equal to the sum of:										{66}	57,596,404.07
{67} (a) Prior to the Class A-2 Notes being paid in full, 11.50% of the Principal Balance of the Receivables at the end of the Collection Period									{67}	NA
{68} (a) Following the Class A-2 Notes having been paid in full, 10.5% of the Principal Balance of the Receivables at the end of the Collection Period and									{68}	24,370,671.29
{69} (b) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date									{69}	33,225,732.78

{70} End of period Principal Balance of the Receivables										{70}	232,101,631.34
{71} End of period Note Balance										{71}	174,505,227.27
{72} Overcollateralization amount at the end of the Collection Period										{72}	57,596,404.07
{73} Overcollateralization % at the end of the Collection Period										{73}	24.82%

VI. STATISTICAL DATA

									Original	Previous	Current
{74} Principal Balance of the Receivables								{74}	2,215,048,851.83	246,247,198.35	232,101,631.34
{75} Weighted average coupon of the Receivables								{75}	14.84%	14.29%	14.28%
{76} Weighted average original term of the Receivables								{76}	71.07	72.08	72.11
{77} Weighted average remaining term of the Receivables								{77}	67.04	24.70	23.81
{78} Number of Receivables								{78}	99,801	24,437	23,774

VII. DELINQUENCY

									Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{79} 31-60 days								{79}	2,599	30,763,246.58	13.25%
{80} 61-90 days								{80}	1,213	15,008,513.11	6.47%
{81} 91-120 days								{81}	298	3,691,175.78	1.59%
{82} 121 + days delinquent								{82}	—	—	0.00%
{83} Total								{83}	4,110	49,462,935.47	21.31%

{84} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)										{84}	19,971,592.62
{85} Delinquency Percentage as of the End of the Collection Period										{85}	8.60%
{86} Delinquency Trigger										{86}	24.00%
{87} Delinquency Trigger Occurred										{87}	No

VIII. REPOSSESSION INVENTORY

										Units	Dollars
{88} Beginning of period Repossessed Inventory									{88}	226	3,316,079.90
{89} Vehicles Repossessed in current period									{89}	201	2,603,740.37
{90} Repossessed vehicles sold in current period									{90}	141	2,020,183.29
{91} Repossessed vehicles reinstated in current period									{91}	44	440,123.90
{92} Repossessed vehicle adjustment in current period									{92}	—	0.00
{93} End of period Repossessed Inventory									{93}	242	3,459,513.08

IX. CUMULATIVE NET LOSS RATIO

			Units (a)	Dollars (a)
{94} Receivables becoming Defaulted Receivables during period		{94}	178	2,039,255.30
{95} Cram Down Losses occurring during period		{95}	11	(82,146.40)
{96} Net Liquidation Proceeds collected during period		{96}	870	1,281,593.28
{97} Net losses during period		{97}		675,515.62
(a) Unit count represents # instances in period per loan per line item

		Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{98} Current Period Net Loss Ratio	{98}	675,515.62	239,174,414.85	0.28%

{99} Prior Period Net Loss Ratio	{99}	1,125,037.09	253,562,975.19	0.44%
{100} Second Prior Period Net Loss Ratio	{100}	863,225.52	268,617,435.79	0.32%
{101} Third Prior Period Net Loss Ratio	{101}	581,748.94	284,588,600.06	0.20%
{102} Rolling 3 prior month average Net Loss Ratio	{102}			0.32%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{103} Cumulative Net losses since Cut-off Date (beginning of period)			{103}	104,240,648.99
{104} Net losses during period			{104}	675,515.62
{105} Other Adjustments			{105}	—
{106} Cumulative Net losses since Cut-off Date (end of period)			{106}	104,916,164.61

{107} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{107}	4.74%

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Corey Henry
Name:	Corey Henry
Title:	Senior Vice President, Treasury
Date:	February 12, 2025

Santander Drive Auto Receivables Trust (SDART)

Customer Extensions

Collection Period Ending: January 31, 2025

Transaction Name	End of period aggregate Principal Balance	Beginning Number of Receivables	End of period aggregate Principal Balance of Extended Loans	Number of Extended Loans	Extension Rate (1)
SDART 2020-4	163,229,184.86	18,006	2,607,281.72	219	1.60%
SDART 2021-1	232,101,631.34	24,437	4,186,853.14	324	1.80%
SDART 2021-2	305,173,744.51	29,529	5,359,979.15	380	1.76%
SDART 2021-3	412,323,085.33	36,517	7,354,081.60	503	1.78%
SDART 2021-4	387,699,205.06	28,002	7,450,728.04	426	1.92%
SDART 2022-1	407,388,095.77	27,145	7,965,580.47	432	1.96%
SDART 2022-2	527,008,314.93	33,135	10,736,981.41	537	2.04%
SDART 2022-3	453,148,511.22	29,226	9,109,491.42	476	2.01%
SDART 2022-4	602,513,922.10	34,736	12,192,103.13	556	2.02%
SDART 2022-5	717,720,446.33	40,281	14,258,860.04	654	1.99%
SDART 2022-6	740,771,730.47	38,824	15,651,668.94	682	2.11%
SDART 2022-7	377,196,347.16	20,190	7,749,670.64	331	2.05%
SDART 2023-1	541,403,405.28	29,039	10,012,270.39	432	1.85%
SDART 2023-2	742,040,420.32	38,215	14,211,599.48	571	1.92%
SDART 2023-3	921,008,953.16	44,515	16,813,393.21	665	1.83%
SDART 2023-4	786,128,832.95	34,771	13,417,203.93	529	1.71%
SDART 2023-5	821,191,388.16	38,755	15,028,991.09	584	1.83%
SDART 2023-6	670,708,288.07	33,380	12,433,281.88	507	1.85%
SDART 2024-1	1,051,024,984.93	53,118	22,145,696.14	892	2.11%
SDART 2024-2	1,331,590,629.39	59,982	32,185,459.11	1,246	2.42%
SDART 2024-3	1,580,763,477.52	70,813	20,382,443.31	803	1.29%
SDART 2024-4	1,707,463,702.96	81,029	8,143,765.39	337	0.48%
SDART 2024-5	1,693,865,768.71	87,715	13,319,491.03	637	0.79%
SDART 2025-1	2,206,888,535.34	99,060	7,098,959.71	331	0.32%

(1)	End of period aggregate Principal Balance of Extended Loans as a percentage of End of period aggregate Principal Balance